Goodwill	12 Months Ended
Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill

Note 8 — Goodwill

The following table summarizes changes in the carrying amount of goodwill during the years ended September 30, 2024. There were no changes in the carrying amount of goodwill during the year ended September 30, 2025.

Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	6,841
Acquisition of RaGE Systems	4,008
Balance at September 30, 2024 and 2025	$16,066

The Company performed its annual goodwill assessment as of July 31. The Company assessed all relevant qualitative factors to determine whether it was more likely than not that the fair value of a reporting unit was less than its carrying amount. Based on this assessment, the Company concluded that it was more likely than not that the fair value of each reporting unit was greater than its carrying amount, and that a quantitative goodwill impairment test was not necessary. The Company recorded no impairment charges on goodwill for the years ended September 30, 2025 and 2024.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)